Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Savos Investments Trust
Central Index Key	0001068602
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Jan. 31, 2015
Prospectus Date	Jan. 31, 2015